Expense Example	May 31, 2025 USD ($)
Yorktown Class A Class L And Institutional Class [Member] | Yorktown Growth Fund | Yorktown Growth Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 696
Expense Example, with Redemption, 3 Years	962
Expense Example, with Redemption, 5 Years	1,247
Expense Example, with Redemption, 10 Years	2,059
Yorktown Class A Class L And Institutional Class [Member] | Yorktown Growth Fund | Yorktown Growth Fund Class L Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	229
Expense Example, with Redemption, 3 Years	717
Expense Example, with Redemption, 5 Years	1,231
Expense Example, with Redemption, 10 Years	2,642
Yorktown Class A Class L And Institutional Class [Member] | Yorktown Growth Fund | Yorktown Growth Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	410
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	1,575
Yorktown Class A Class L And Institutional Class [Member] | Yorktown Short Term Bond Fund | Yorktown Short Term Bond Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	305
Expense Example, with Redemption, 3 Years	515
Expense Example, with Redemption, 5 Years	742
Expense Example, with Redemption, 10 Years	1,394
Yorktown Class A Class L And Institutional Class [Member] | Yorktown Short Term Bond Fund | Yorktown Short Term Bond Fund Class L Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	499
Expense Example, with Redemption, 5 Years	874
Expense Example, with Redemption, 10 Years	1,928
Yorktown Class A Class L And Institutional Class [Member] | Yorktown Short Term Bond Fund | Yorktown Short Term Bond Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	529
Expense Example, with Redemption, 10 Years	1,196
Yorktown Class A Class L And Institutional Class [Member] | Yorktown Multi-Sector Bond Fund | Yorktown Multi-Sector Bond Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	689
Expense Example, with Redemption, 3 Years	931
Expense Example, with Redemption, 5 Years	1,192
Expense Example, with Redemption, 10 Years	1,935
Yorktown Class A Class L And Institutional Class [Member] | Yorktown Multi-Sector Bond Fund | Yorktown Multi-Sector Bond Fund Class L Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	172
Expense Example, with Redemption, 3 Years	533
Expense Example, with Redemption, 5 Years	918
Expense Example, with Redemption, 10 Years	1,998
Yorktown Class A Class L And Institutional Class [Member] | Yorktown Multi-Sector Bond Fund | Yorktown Multi-Sector Bond Fund Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Yorktown Class A Class L And Institutional Class [Member] | Yorktown Treasury Advanced Total Return Fund | Yorktown Treasury Advanced Total Return Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	286
Yorktown Small Cap Fund Class A Class L And Institutional Class [Member] | Yorktown Small Cap Fund | Yorktown Small Cap Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	731
Expense Example, with Redemption, 3 Years	1,150
Expense Example, with Redemption, 5 Years	1,594
Expense Example, with Redemption, 10 Years	2,822
Yorktown Small Cap Fund Class A Class L And Institutional Class [Member] | Yorktown Small Cap Fund | Yorktown Small Cap Fund Class L
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	241
Expense Example, with Redemption, 3 Years	837
Expense Example, with Redemption, 5 Years	1,458
Expense Example, with Redemption, 10 Years	3,133
Yorktown Small Cap Fund Class A Class L And Institutional Class [Member] | Yorktown Small Cap Fund | Yorktown Small Cap Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	140
Expense Example, with Redemption, 3 Years	534
Expense Example, with Redemption, 5 Years	953
Expense Example, with Redemption, 10 Years	$ 2,121